Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation actually paid to the Company's named executive officers and certain measures of our financial performance. As a smaller reporting company, the Company is providing the scaled disclosure permitted for smaller reporting companies.

Compensation Actually Paid ("CAP") is calculated in accordance with SEC rules and does not represent amounts actually realized or received by our named executive officers during the years presented. The Compensation Committee did not consider the pay versus performance disclosure below in making compensation decisions for any of the years presented.

Year	Summary Compensation Table Total for David Portnoy (PEO)(1)(2)	Summary Compensation Table Total for Mark Portnoy (PEO)(1)(2)	Compensation Actually Paid to David Portnoy (PEO)(1)(3)	Compensation Actually Paid to Mark Portnoy (PEO)(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs(1)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4)	Net Income (Loss) (in thousands)(5)
2025	$1,618,516	$1,085,418	$701,943	$762,818	$373,132	$320,338	$107.78	$(2,429)
2024	$1,626,177	$1,083,960	$2,271,885	$1,316,074	$378,738	$407,785	$204.28	$402
2023	$1,644,060	$1,087,030	$1,840,484	$1,164,932	$353,504	$362,330	$122.43	$(9,522)

(1) David Portnoy and Mark Portnoy served as Co-Chief Executive Officers, and therefore as our principal executive officers ("PEOs"), throughout 2025, 2024 and 2023. Our non-PEO named executive officers ("NEOs") for each of those years were Jill Taymans, Vice President, Finance, Chief Financial Officer and Oleg Mikulinsky, Chief Information Officer.

(2) Amounts reflect total compensation as reported in the Summary Compensation Table for each year. Amounts in the Options Awards column represent the aggregate fair value of options granted during each fiscal year, computed in accordance with FASB ASC Topic 718. Amounts for fiscal 2024 and 2023 have been revised from those previously reported, which reflected the compensation expense recognized during each year.

(3) The amounts shown as CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received. CAP reflects total compensation as set forth in the Summary Compensation Table, less the amounts reported in the Option Awards column, plus: (i) the fair value at fiscal year-end of options granted in that year that were outstanding and unvested at year-end; (ii) the change in fair value during the year of options granted in prior years that remained outstanding and unvested at year-end; (iii) the fair value at the vesting date of options granted and vested in that year; and (iv) the change in the fair value through the vesting date of options granted in prior years that vested during that year. The fair value at the end of the prior year of options that failed to meet their vesting conditions during the year is subtracted, although there were no such options in fiscal 2025, 2024 and 2023. Options that become exercisable only if our stock price reaches a stated level are treated as unvested until that level is reached. We have no defined benefit or actuarial pension plans, granted no stock awards and pay no dividends on unvested options. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Summary Compensation Table Total for David Portnoy	Minus Option Awards from Summary Compensation Table	Plus Year- End Fair Value of Unvested Options Granted During Year	Plus Change in Fair Value of Unvested Options Granted in Prior Years	Plus Fair Value of Options Granted and Vested During Year	Plus Change in Fair Value of Prior Years’ Options Vested During Year	Minus Prior Year-End Fair Value of Options Forfeited During Year	Compensation Actually Paid to David Portnoy
2025	$1,618,516	$127,400	$39,600	$(840,838)	$42,462	$(30,397)	—	$701,943
2024	$1,626,177	$154,545	$152,414	$498,317	$51,510	$98,013	—	$2,271,885
2023	$1,644,060	$194,060	$240,136	$131,956	$18,561	$(169)	—	$1,840,484

Year	Summary Compensation Table Total for Mark Portnoy	Minus Option Awards from Summary Compensation Table	Plus Year- End Fair Value of Unvested Options Granted During Year	Plus Change in Fair Value of Unvested Options Granted in Prior Years	Plus Fair Value of Options Granted and Vested During Year	Plus Change in Fair Value of Prior Years’ Options Vested During Year	Minus Prior Year-End Fair Value of Options Forfeited During Year	Compensation Actually Paid to Mark Portnoy
2025	$1,085,418	$63,700	$19,800	$(292,616)	$21,230	$(7,314)	—	$762,818
2024	$1,083,960	$77,273	$76,209	$155,145	$25,753	$52,280	—	$1,316,074
2023	$1,087,030	$97,030	$101,903	$49,299	$23,864	$(133)	—	$1,164,932

Year	Summary Compensation Table Total for Other NEOs (Average)	Minus Option Awards from Summary Compensation Table	Plus Year-End Fair Value of Unvested Options Granted During Year	Plus Change in Fair Value of Unvested Options Granted in Prior Years	Plus Fair Value of Options Granted and Vested During Year	Plus Change in Fair Value of Prior Years’ Options Vested During Year	Minus Prior Year-End Fair Value of Options Forfeited During Year	Compensation Actually Paid to Other NEOs (Average)
2025	$373,132	$26,687	$9,521	$(37,775)	$8,895	$(6,747)	—	$320,338
2024	$378,738	$32,293	$31,203	$18,850	$10,763	$524	—	$407,785
2023	$353,504	$34,735	—	$7,432	$34,735	$1,395	—	$362,330

For the equity values included in the above tables, the valuation assumptions used to calculate the fair values of stock options differed from those disclosed at the time of grant. The assumptions used to determine the fair value of stock options that vested during fiscal 2025, 2024 and 2023, or that were outstanding and unvested at November 30, 2025, 2024 and 2023, as applicable as follows:

	Options vested during the year or outstanding at November 30 of:
	2025	2024	2023
Expected volatility	55.00% - 65.00%	55.00% - 80.00%	45.00% - 75.00%
Risk-free interest rate	3.44% - 4.27%	3.44% - 4.76%	4.20% - 5.09%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	0.78 - 4.13	0.06 - 2.87	1.06 - 3.98

(4) Total shareholder return assumes $100 was invested in our common stock at the market close on November 30, 2022, the last trading day before fiscal 2023, with dividends reinvested. Cumulative total shareholder return is calculated in the same manner as the stock performance graph under Item 201(e) of Regulation S-K.

(5) Net income (loss) as reported in our audited consolidated financial statements for each year.

Named Executive Officers, Footnote

(1) David Portnoy and Mark Portnoy served as Co-Chief Executive Officers, and therefore as our principal executive officers ("PEOs"), throughout 2025, 2024 and 2023. Our non-PEO named executive officers ("NEOs") for each of those years were Jill Taymans, Vice President, Finance, Chief Financial Officer and Oleg Mikulinsky, Chief Information Officer.

Adjustment To PEO Compensation, Footnote

(3) The amounts shown as CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received. CAP reflects total compensation as set forth in the Summary Compensation Table, less the amounts reported in the Option Awards column, plus: (i) the fair value at fiscal year-end of options granted in that year that were outstanding and unvested at year-end; (ii) the change in fair value during the year of options granted in prior years that remained outstanding and unvested at year-end; (iii) the fair value at the vesting date of options granted and vested in that year; and (iv) the change in the fair value through the vesting date of options granted in prior years that vested during that year. The fair value at the end of the prior year of options that failed to meet their vesting conditions during the year is subtracted, although there were no such options in fiscal 2025, 2024 and 2023. Options that become exercisable only if our stock price reaches a stated level are treated as unvested until that level is reached. We have no defined benefit or actuarial pension plans, granted no stock awards and pay no dividends on unvested options. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Summary Compensation Table Total for David Portnoy	Minus Option Awards from Summary Compensation Table	Plus Year- End Fair Value of Unvested Options Granted During Year	Plus Change in Fair Value of Unvested Options Granted in Prior Years	Plus Fair Value of Options Granted and Vested During Year	Plus Change in Fair Value of Prior Years’ Options Vested During Year	Minus Prior Year-End Fair Value of Options Forfeited During Year	Compensation Actually Paid to David Portnoy
2025	$1,618,516	$127,400	$39,600	$(840,838)	$42,462	$(30,397)	—	$701,943
2024	$1,626,177	$154,545	$152,414	$498,317	$51,510	$98,013	—	$2,271,885
2023	$1,644,060	$194,060	$240,136	$131,956	$18,561	$(169)	—	$1,840,484

Year	Summary Compensation Table Total for Mark Portnoy	Minus Option Awards from Summary Compensation Table	Plus Year- End Fair Value of Unvested Options Granted During Year	Plus Change in Fair Value of Unvested Options Granted in Prior Years	Plus Fair Value of Options Granted and Vested During Year	Plus Change in Fair Value of Prior Years’ Options Vested During Year	Minus Prior Year-End Fair Value of Options Forfeited During Year	Compensation Actually Paid to Mark Portnoy
2025	$1,085,418	$63,700	$19,800	$(292,616)	$21,230	$(7,314)	—	$762,818
2024	$1,083,960	$77,273	$76,209	$155,145	$25,753	$52,280	—	$1,316,074
2023	$1,087,030	$97,030	$101,903	$49,299	$23,864	$(133)	—	$1,164,932

Non-PEO NEO Average Total Compensation Amount	$ 373,132	$ 378,738	$ 353,504
Non-PEO NEO Average Compensation Actually Paid Amount	$ 320,338	407,785	362,330
Adjustment to Non-PEO NEO Compensation Footnote

(3) The amounts shown as CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received. CAP reflects total compensation as set forth in the Summary Compensation Table, less the amounts reported in the Option Awards column, plus: (i) the fair value at fiscal year-end of options granted in that year that were outstanding and unvested at year-end; (ii) the change in fair value during the year of options granted in prior years that remained outstanding and unvested at year-end; (iii) the fair value at the vesting date of options granted and vested in that year; and (iv) the change in the fair value through the vesting date of options granted in prior years that vested during that year. The fair value at the end of the prior year of options that failed to meet their vesting conditions during the year is subtracted, although there were no such options in fiscal 2025, 2024 and 2023. Options that become exercisable only if our stock price reaches a stated level are treated as unvested until that level is reached. We have no defined benefit or actuarial pension plans, granted no stock awards and pay no dividends on unvested options. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Summary Compensation Table Total for Other NEOs (Average)	Minus Option Awards from Summary Compensation Table	Plus Year-End Fair Value of Unvested Options Granted During Year	Plus Change in Fair Value of Unvested Options Granted in Prior Years	Plus Fair Value of Options Granted and Vested During Year	Plus Change in Fair Value of Prior Years’ Options Vested During Year	Minus Prior Year-End Fair Value of Options Forfeited During Year	Compensation Actually Paid to Other NEOs (Average)
2025	$373,132	$26,687	$9,521	$(37,775)	$8,895	$(6,747)	—	$320,338
2024	$378,738	$32,293	$31,203	$18,850	$10,763	$524	—	$407,785
2023	$353,504	$34,735	—	$7,432	$34,735	$1,395	—	$362,330

Compensation Actually Paid vs. Total Shareholder Return

CAP and TSR. CAP to our PEOs and the average CAP to our other NEOs generally moved in the same direction as our TSR during the periods presented. Our cumulative TSR rose to $122.43 in fiscal 2023 and $204.28 in fiscal 2024, then fell to $107.78 in fiscal 2025. CAP to each PEO and the average CAP to our other NEOs increased in fiscal 2024 and decreased in fiscal 2025. In fiscal 2025, CAP for each PEO and the average CAP for our other NEOs were below the corresponding amounts reported in the Summary Compensation Table. Changes in CAP were significantly affected by changes in the fair value of outstanding equity awards resulting from changes in our stock price. The effect was greater for our PEOs because they hold a larger number of outstanding options, including options subject to market-based vesting conditions.

Compensation Actually Paid vs. Net Income

CAP and Net Income. The Company reported a net loss of $9.5 million in fiscal 2023, net income of $0.4 million in fiscal 2024 and a net loss of $2.4 million in fiscal 2025. Non-cash impairment charges significantly affected the Company's results in fiscal 2023 and fiscal 2025. The Compensation Committee determines the annual cash and equity bonuses of the Company's Co-Chief Executive Officers on a subjective basis, taking into account factors it considers appropriate in assessing individual and Company performance. As a result, CAP did not closely track net income during the periods presented.

Total Shareholder Return Amount	$ 107.78	204.28	122.43
Net Income (Loss)	(2,429,000)	402,000	(9,522,000)
David Portnoy
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,618,516	1,626,177	1,644,060
PEO Actually Paid Compensation Amount	$ 701,943	2,271,885	1,840,484
PEO Name	David Portnoy
Mark Portnoy
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,085,418	1,083,960	1,087,030
PEO Actually Paid Compensation Amount	$ 762,818	1,316,074	1,164,932
PEO Name	Mark Portnoy
PEO | David Portnoy | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (127,400)	(154,545)	(194,060)
PEO | David Portnoy | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,600	152,414	240,136
PEO | David Portnoy | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(840,838)	498,317	131,956
PEO | David Portnoy | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,462	51,510	18,561
PEO | David Portnoy | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,397)	98,013	(169)
PEO | Mark Portnoy | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(63,700)	(77,273)	(97,030)
PEO | Mark Portnoy | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,800	76,209	101,903
PEO | Mark Portnoy | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(292,616)	155,145	49,299
PEO | Mark Portnoy | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,230	25,753	23,864
PEO | Mark Portnoy | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,314)	52,280	(133)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,687)	(32,293)	(34,735)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,521	31,203
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,775)	18,850	7,432
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,895	10,763	34,735
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,747)	$ 524	$ 1,395